Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Note 18 - Related Party Balances And Transactions Tables
Related party Transaction Company's Operating Subsidiaries

Fujikura Limited is a shareholder of one of the Company’s Operating Subsidiaries in Thailand.

	December 31,
	2011	2012

Due from:
PEWC	$1,797	$542
PEWC, Singapore Branch	1,071	1,101
Italian-Thai Development Public Company Limited (“Italian-Thai”) and its affiliates	1,180	2,096
SPHC	1,179	327
Shandong Yanggu Wire & Cable Corp Ltd (“Shandong Yanggu”)	–	–
Others	–	–
	$5,227	$4,066

Due to:
PEWC	$9,490	$7,513
PEWC, Singapore Branch	893	892
PEWC Singapore Co. (Pte) Ltd.	1,276	1,185
Shandong Yanggu	–	–
Fujikura Limited	184	226
Thai Metal Processing Co., Ltd.	60	119
SPHC	2,384	1,493
Shandong Huayu	406	–
	$14,693	$11,428

Short-term loan from:
Moon View Ventures Limited (“Moon View”)	$1,732	$195
	$1,732	$195

Related party transactions

The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012

Purchases of copper from PEWC	$42,236	$44,466	$21,443
Purchases of power cables from PEWC	3,846	7,164	8,705
Purchases of raw materials from Thai Metal Processing Co. Ltd	1,153	1,139	1,340
Purchases of goods from PEWC	210	320	378
Purchases of goods from Fujikura Limited	2,536	1,348	1,074
Purchases of machinery from PEWC	–	–	203
Sales to Italian Thai and its affiliates	3,741	3,663	2,563
Sales to PEWC	65	–	106

Interest expense paid to PEWC	–	–	–
Interest expense paid to PEWC Singapore Co. (Pte) Ltd	14	13	14
Interest income from Italian Thai Development Public Co Ltd		–	–
Management fee paid to PEWC	204	239	388
Management fee received from PEWC	–	19	19
Management fee received from PEWC, Singapore Branch	14	14	15
Management fee received from Italian Thai Development Public Co., Ltd	34	–	–
Dividend income from Thai Metal Processing Co. Ltd.	106	–	109

Information technology service fee paid to PEWC	35	38	136